Investment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investment (Details) [Line Items]
Common shares (in Shares)	365,173,471		365,173,471		212,601,044	121,336,079
Fair market value			$ 641
Recognized finance gain (loss)	$ (67)	$ 411	(180)	$ 411
Foreign exchange gain (loss)	$ 10	$ (8)	$ 24	$ (8)
Lantern Pharma Inc [Member]
Investment (Details) [Line Items]
Common shares (in Shares)	43,898		43,898		43,898
Fair market value					$ 845